Share-based plans - Compensation Expense Related to Cash-Settled Plans (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LTIP 2022+
Share-based plans
Expense from cash-settled share-based payment transactions	€ 17,181	€ 3,765
MB LTIP 2020
Share-based plans
Expense from cash-settled share-based payment transactions	5,417	(629)	€ 2,112
LTIP 2019
Share-based plans
Expense from cash-settled share-based payment transactions	9,138	(4,416)	21,761
MB LTIP 2019
Share-based plans
Expense from cash-settled share-based payment transactions	€ 779	(358)	299
NxStage LTIP
Share-based plans
Expense from cash-settled share-based payment transactions		(758)	296
LTIP 2016
Share-based plans
Expense from cash-settled share-based payment transactions		€ (3,475)	€ 3,826